Significant Accounting Policies (Details) - Schedule of disaggregated by revenue source - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 179,866	$ 142,373	$ 114,088
Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue	91,353	65,825	50,498
Ink and consumables [Member]
Disaggregation of Revenue [Line Items]
Total revenue	65,241	59,904	51,455
Spare parts [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,884	12,377	9,652
Service contracts [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,388	$ 4,267	$ 2,483